RESTRICTED CASH	6 Months Ended
Jun. 30, 2026
Disclosure Restricted Cash [Abstract]
RESTRICTED CASH	RESTRICTED CASH
The company’s restricted cash is as follows:

(MILLIONS)	June 30, 2026	December 31, 2025
Credit obligations	$79	$51
Operations	35	29
Development projects	—	1
Total	114	81
Less: non-current	(66)	(60)
Current	$48	$21